United States Securities and Exchange Commission

Washington, DC 20509

Attention: Mr. Mathew Crispino, Staff Attorney

09/09/2010

Sir:

 We are pleased to respond to the comments contained in your letter of August 18, 2010.

General

I . Your table of contents references page numbers, however, page numbers do not appear on EDGAR. Please include page numbers in all future filings.

We note your comment and will comply on all future filings.

Registration Statement Cover Page

2. Please include the words "Form S-I" on the cover page of the registration statement. Please also include the last paragraph of the cover page of the Form Sol relating to the filing status of the issuer and indicate by checkmark that the company is a smaller reporting company. Refer to the requirements of the Form S-I.

Comment noted and appropriate change made.

3. On the registration statement cover page, Peter Hodyno is identified as the company's chief executive officer and president. However, in the prospectus, Lawson M. Kerster is identified as holding those positions. He also signs the re/,>1stration statement in those capacities. Please rectify this discrepancy.

Appropriate changes made.

Prospectus Cover Page

4. The heading to the cover page indicates that you are registering 5 million shares of common stock although it appears from other disclosure in the filing that you are, in fact, registering 5.1 million shares. Please revise.

This change has been effected.

Prospectus Summary

5. You indicate in this section that it is your intention to create a web portal "to serve as an all inclusive information provider for anyone worldwide who is looking to buy, sell or lease environmentally friendly' green' products and services." However, in describing your business in the business section of your prospectus, you appear to emphasize plans to develop an online advertising platform for hosting video content. In addition, we note references in several areas of the prospectus to an intention to operate "as a brokerage/clearing house for oil and gas leases and royalty interests." Please revise the disclosure in your summary and throughout the remainder of your prospectus to provide a complete and consistent description of your business.

Our apologies. A very rough first draft was filed in error. This contained many typos and uncorrected areas. We believe we have dealt with these points throughout the document.

6. You indicate that you are a development stage company that has not yet commenced operations other than initial corporate formation and capitalization, the building of a central website and the acquisition of your domain names and the development of your business plan. In your Business discussion, you state that your website is under development and you intend to hire an outside consultant to develop your website. Please revise the disclosures in the forepart of your document to clearly indicate the current stage of development for your website.

We note your comment. We were led to believe that the people who were to construct our website would commence their activities immediately. We have engaged other people to expediter the construction of our main website and linking of other domain names.

7. You indicate that the 5.1 million shares that you are registering for resale represent 50% of your 15.1 million shares of common stock currently outstanding. Please verify your calculations or revise your disclosures accordingly.

These disclosures have been revised.

Summary Financial Information

8. Since you do not provide financial information for the year ended May 31, 2009, please remove the reference to 2009 from this section.

This reference has been removed.

Risk Factors

"We have a limited operating history ... "

9. Please revise the first sentence of this risk factor to indicate that you have realized no revenue from operations.

Revisions have been made as suggested

"Any change to government regulation/administrative practices ... "

10. Generic risks that describe circumstances that could apply equally to other businesses should not be included in your risk factor disclosure. Please revise this risk factor to state specific material risks to your company or to the purchasers in this offering. In this regard, we note your disclosure in your business discussion that you may be affected by government regulations relating to the Internet and/or data privacy.

We have eliminated this risk factor from our filing. Upon consulting counsel, we have come to the conclusion that any changes made or contemplated by government (including data privacy and other issues)would not be aimed at our industry specifically but to all concerns commercial or non-profit that do any business whatsoever on the internet. The result is another general risk factor that you have indicated should not be included.

"Our business may be affected by factors outside of our control."

11. This risk factor merely refers to other possible risks. Please remove it and address each material risk in a separate risk factor. In this regard, we note that the risks of increased competition and government regulation are separately addressed.

We note your comment and have eliminated this risk factor completely. We have attempted to expand other factors.

"If we are unable to retain the services of Mr. Schlosser and/or Ms. Squire ... ,"

12. The caption to this risk factor refers to Mr. Schlosser and Ms. Squire, but the risk factor concerns Mr. Kerster and Ms. Hodyno. Also, the caption discusses the need to recruit qualified personnel in the oil and gas industry, although it does not appear that you intend to operate in this industry. Please revise.

We have made the appropriate changes.

"Efforts to comply with recently enacted changes in securities laws .. "

13. Please revise this risk factor to eliminate the reference to Form 10-KSB. Also, remove the statement indicating that you will become subject to Section 404 of the SarbanesOxley Act at the end of 2007.

These edits have been made to comply with your comment.

Market for Common Equity and Related Stockholder Matters

Equity Compensation Plan Information

14. Please remove the table in this section as this information is not required in the Form S-I.

Refer to Instruction 9 to Item 201 (d) of Regulation S-K.

Management's Discussion and Analysis or Plan of Operation

This table has been removed.

Operations Plans

15. Please provide a detailed description of the actions and timing of your planned operations over the next 12 months toward the development, completion and execution of your business plan. Explain how long it will take to complete the business plan, when you expect to begin to offer services, and when you expect to begin generating revenue.

We have attempted to expand this are of the disclosure to comply with your comments.

Liquidity and Capital Resources

16. Disclose the amounts you expect to spend over the next twelve months to implement your business plan and to pay accounting, legal and administrative expenses. Also, disclose the minimum period of time that you will be able to conduct planned operations using currently available capital resources.

We have attempted to expand this are of the disclosure to comply with your comments.

Business

The Market

17. Please supplementaly provide us with support for the statements attributed to the Kelsey Group and emarketer in this section. To expedite our review, please clearly mark each report to highlight the applicable portion or section containing the information and cross reference it to the appropriate location in the prospectus.

We have made efforts to expand this area as well as referring readers to the appropriate websites for further information.

18. We note your statement that you are planning to develop strategic partnerships with Turnhere, ImageSpan and Thought Equity, companies with access to a global network of videographers in various geographic regions. Please address in your disclosure your plans for developing these partnerships.

As indicated in our expanded disclosure, we plan on being in the position of bringing additional business to the firms mentioned. We cannot imagine circumstances that would preclude any of these concerns turning down business referred by us. Firms such as these have intense competition and these competitive conditions will be the telling factor as to whether or not a referral fee will be paid.

Summary Compensation Table

19 . You disclose under Item 15 of your registration statement that you issued 5 million shares of common stock to Mr. Kerster on July 23,2009 in return for forming the company and keeping it in good standing. You also disclose that you issued 5 million shares to Ms. Hodyno on May 31,2010 in return for joining your Board of Directors, becoming an officer, and providing other services. Please disclose these stock issuances in your summary compensation table. Refer to Item 402(m) of Regulation S-K.

The awarding of the shares to Mr. Kerster and Ms. Hodyno has been added to the Summary Competition Table.

Selling Stockholders

20. With respect to the shares to be offered for resale by 2225022 Ontario Corp., please disclose the individual or individuals who exercise the voting and dispositive powers over those shares. Refer to Question 140.02 of our Regulation S-K Compliance and Disclosure Interpretations.

The disclosure required in your comment has been added.

Item 15. Recent Sales of Unregistered Securities

21. You indicate in this section that the issuances of common stock made to Mr. Lawson and Ms. Hodyno were issued in reliance on the exemption provided by Regulation S, as well as other exemptions. For both issuances, please describe the facts that support your claim of an exemption from registration under Regulation S.

Any reference to Regulation S has been expunged,

Item 17. Undertakings

22. We note that you have included the undertaking at ltem 512(a)(6) of Regulation S-K.

That undertaking applies to a primary offering of securities and, therefore, does not appear to be applicable to your offering. Please advise. Also, you have omitted the reference to Rule 430A from the undertaking required by Item 512(a)(5)(ii). Please revise.

We have replaced the whole section referring to Undertakings.

Signatures

23. The registrant, its principal executive officer or officers, its principal financial officer, its comptroller or principal accounting offer and the majority of the board of directors must sign the registration statement. See Instruction 1 to Signatures in the Form S-I. Please ensure that your EDGAR filing properly indicates the signatures of these persons. Refer to Item 302 of Regulation S-T.

Your comment has been noted and original signed copies of the signature page will be executed and retained by the registrant and the EDGAR filer.

We look forward to further comments regarding this filing.

Yours truly

Go Green Directories, Inc.

Lawson M. Kerster, President